Summary of Significant Accounting Policies - Schedule of Disaggregation revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregation revenue [Line Items]
Disaggregation of revenue	¥ 5,719,220	¥ 5,805,901	¥ 4,895,633
Loan facilitation services [Member] | At a point in time [Member]
Schedule of Disaggregation revenue [Line Items]
Disaggregation of revenue	2,234,571	2,721,389	2,240,852
Post-origination services [Member] | Overtime [Member]
Schedule of Disaggregation revenue [Line Items]
Disaggregation of revenue	7,255	5,957	17,203
Guarantee services [Member] | Overtime [Member]
Schedule of Disaggregation revenue [Line Items]
Disaggregation of revenue	1,705,985	429,299	50,865
Financing services [Member] | Overtime [Member]
Schedule of Disaggregation revenue [Line Items]
Disaggregation of revenue	243,099	93,239	55,974
Network and marketing services [Member] | At a point in time [Member]
Schedule of Disaggregation revenue [Line Items]
Disaggregation of revenue	600,836	205,187	120,216
Technology services [Member] | At a point in time [Member]
Schedule of Disaggregation revenue [Line Items]
Disaggregation of revenue	246,867	15,142	18,682
Others [Member]
Schedule of Disaggregation revenue [Line Items]
Disaggregation of revenue	381,601	1,924,423	1,416,692
Others [Member] | At a point in time [Member]
Schedule of Disaggregation revenue [Line Items]
Disaggregation of revenue	1,413	2,896	11,327
Credit solution business [Member]
Schedule of Disaggregation revenue [Line Items]
Disaggregation of revenue	5,040,026	3,473,109	2,515,119
Insurance brokerage services [Member] | At a point in time [Member]
Schedule of Disaggregation revenue [Line Items]
Disaggregation of revenue	297,593	408,369	963,822
Insurance brokerage business [Member]
Schedule of Disaggregation revenue [Line Items]
Disaggregation of revenue	297,593	408,369	963,822
Electronic commerce services [Member] | At a point in time/ Overtime [Member]
Schedule of Disaggregation revenue [Line Items]
Disaggregation of revenue	324,996	1,865,621	1,267,104
Network and marketing services [Member] | At a point in time [Member]
Schedule of Disaggregation revenue [Line Items]
Disaggregation of revenue	35,441	35,927	132,803
Technology services [Member] | At a point in time [Member]
Schedule of Disaggregation revenue [Line Items]
Disaggregation of revenue	9,456	18,428	11,420
Others [Member] | At a point in time [Member]
Schedule of Disaggregation revenue [Line Items]
Disaggregation of revenue	¥ 11,708	¥ 4,447	¥ 5,365